Derivatives - Cash Flow Hedges (Details) € in Millions, $ in Millions, ₩ in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2014 USD ($)	Jun. 30, 2014	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Nov. 30, 2014 EUR (€)
November 2014 Euro medium term notes issued
Derivatives in Cash Flow Hedging Relationships
Principal amount | €										€ 1,250.0
Fixed rate Euro Medium term note due 2026
Derivatives in Cash Flow Hedging Relationships
Principal amount | €								€ 750.0
Foreign currency forward contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount | ₩						₩ 248
Cash flow hedge
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			$ 212	$ 171	$ (98)
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges							$ 124
After-tax net unrealized gain (loss) anticipated to be reclassifed from AOCI to the income statement within next twelve months			98
After-tax net unrealized gain (loss) anticipated to be reclassifed from AOCI to the Income Statement in 2017			23
After-tax unrealized gain (loss) anticipated to be reclassifed from AOCI to the Income Statement after 2017			3
Gain (Loss) on Hedged Item Recognized in Income			$ 174	4	(122)
Cash flow hedge | Foreign currency forward/option contracts
Derivatives in Cash Flow Hedging Relationships
Maximum length of time hedged in cash flow hedge		24 months	36 months
Maximum length of time hedged in cash flow hedge prior to current period		12 months
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative			$ 212	183	9
Cash flow hedge | Foreign currency forward/option contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Gain (Loss) on Hedged Item Recognized in Income			178	3	(11)
Cash flow hedge | Interest rate swap contracts
Derivatives in Cash Flow Hedging Relationships
Derivative notional amount | €									€ 500.0
Term of derivative contract	12 years
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative				(8)
Accumulated other comprehensive income (loss), unrealized gain (loss) on cash flow hedges	$ (5)						$ (5)
Gain (Loss) on Hedged Item Recognized in Income	$ (8)
Cash flow hedge | Interest rate swap contracts | Fixed rate Euro Medium term note due 2026
Derivatives in Cash Flow Hedging Relationships
Principal amount | €										€ 750.0
Term of debt instrument	12 years
Cash flow hedge | Interest rate swap contracts | Interest expense
Derivatives in Cash Flow Hedging Relationships
Gain (Loss) on Hedged Item Recognized in Income			(2)	(1)	(1)
Cash flow hedge | Commodity price swap contracts
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative				(4)	1
Cash flow hedge | Commodity price swap contracts | Cost of Sales
Derivatives in Cash Flow Hedging Relationships
Gain (Loss) on Hedged Item Recognized in Income			$ (2)	$ 2	(2)
Cash flow hedge | Foreign currency forward contracts
Derivatives in Cash Flow Hedging Relationships
Pretax Gain (Loss) Recognized in Other Comprehensive Income on Effective portion of Derivative					(108)
Cash flow hedge | Foreign currency forward contracts | Interest expense
Derivatives in Cash Flow Hedging Relationships
Gain (Loss) on Hedged Item Recognized in Income					$ (108)